Document and Entity Information	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024	Apr. 25, 2024
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41359
Entity Registrant Name	Belite Bio, Inc
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12750 High Bluff Drive Suite 475,
Entity Address, City or Town	San Diego
Entity Address, Country	CA
Entity Address, Postal Zip Code	92130
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	39,339,960
Entity Central Index Key	0001889109
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Deloitte & Touche	Marcum Asia CPAs LLP
Auditor Location	Taipei, Taiwan	New York, New York
Auditor Firm ID	1060	5395
Document Financial Statement Error Correction [Flag]	false
American depositary shares, each representing one ordinary share
Document and Entity Information
Title of 12(b) Security	American depositary shares, each representing one ordinary share
Entity Listing, Depository Receipt Ratio	1		1
Trading Symbol	BLTE
Security Exchange Name	NASDAQ
Ordinary shares, par value US$0.0001 per share
Document and Entity Information
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Document and Entity Information
Entity Address State Or Province	CA
Entity Address, Address Line One	12750 High Bluff Drive Suite 475,
Entity Address, City or Town	San Diego,
Entity Address, Postal Zip Code	92130
Country Region	1
City Area Code	858
Local Phone Number	246-6240
Contact Personnel Name	Yu-Hsin Lin
Contact Personnel Email Address	tomlin@belitebio.com